Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 191,136.50
Total Fee Amount	26.40
Total Offset Amount	0.00
Net Fee	$ 26.40
Offering Table N/A
Offset Table N/A	N/A